Schedule of Realized Gains (Losses) Related to Investment Securities Included Within Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Gross realized gains	$ 29	$ 33	$ 38
Gross realized losses	(9)	(11)	(5)
Net realized capital gains	$ 20	$ 22	$ 33